SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

On February 8, 2022, the board of the directors of the Company approved the 2022 equity stock incentive plan. On March 3, 2022, the Company filed a registration statement on Form S-8 (File No. 333-263218) to register 4,945,313 ordinary shares to be issued under the 2022 equity stock incentive plan. As of the date of this annual report, the Company has issued 4,945,313 ordinary shares pursuant to the 2022 equity stock incentive plan.

On March 11, 2022, Anxin BVI failed to deliver the audited financial statements of Anxin for the year ended December 31, 2020 and 2019. Therefore, the Company entered into a termination agreement, (the “Termination Agreement”) pursuant to which, the parties agreed to terminate the transaction as contemplated by the SPA and the Sellers agreed to return 7,968,755 Ordinary Shares to the Company immediately and such Ordinary Shares were forfeited and reserved as the treasury shares of the Company.

On March 31, 2022, the Company entered into a stock purchase agreement with Magnum International Holdings Limited, a British Virgin Islands business company (the “Yundian BVI”), and all the shareholders of Yundian BVI, who collectively hold 100% issued and outstanding shares of Yundian BVI (the “Sellers”). Yundian BVI indirectly owns 100% of Dalian Yundian Zhiteng Technology Company Limited, a company organized under the laws of the PRC (“Yundian”), via Yundian BVI’s wholly-owned subsidiary in Hong Kong, Yun Tent Technology Company Limited. Yundian is a company engaging in the information technology and communication engineering based in Dalian, China.

Pursuant to the SPA, the Company is going to acquire 100% of the issued and outstanding shares of Yundian BVI. Upon the closing, the Company shall deliver to the Sellers total consideration of US$8.1 million to be paid in ordinary shares, no par value (“Ordinary Shares”), of the Company, at a price of US$0.9 per share, for a total of 9,000,000 Ordinary Shares (“Share Consideration”) provided, however, if the audit of the Yundian’s financial statements for the years ended December 31, 2021 and 2020 is not completed by the sixty-fifth (65th) day following the closing date of the transaction contemplated in the SPA, all the Share Consideration paid to each Seller shall be forfeited and returned to the Company for cancellation.

The SPA contains customary representations and warranties of Yundian BVI and Sellers, including, among other things, (a) the good standing of the parties under the laws of the jurisdiction under which they are organized, (b) the individual authority for each of the parties to execute and deliver the SPA, (c) the accuracy of Yundian BVI’s and its subsidiaries’ financial records, (d) the absence of any undisclosed material adverse changes, and (e) the absence of legal proceedings that relate to the completion of the transaction contemplated by the SPA.

The closing of the Yundian SPA occurred on April 19, 2022.

On April 2, 2022, Shenzhen Bao’an District Labor and Personnel Dispute Arbitration Commission made an adjudication of the labor dispute exists between the Company and Mr. Xiaogang Qin. According to the arbitration award, the Company was ordered to pay the salary in arrears of RMB 273,340 (approximately, $42,872).

On April 28, 2022, the Company entered into certain securities purchase agreement with five “accredited investors” as defined in Rule 501(a) of Regulation D as promulgated under the Securities Act (the “Purchasers”), pursuant to which the Company agreed to sell to each of such Purchasers an unsecured convertible note with an original principal amount of $1,100,000 (the “Note”) and accompanying warrants (the “Warrants”) to purchase 1,600,000 ordinary shares of the Company (the “Offering”). The Company shall receive $1,000,000.00 in gross proceeds for each Note and its accompanying Warrants. The Warrants will be exercisable immediately upon the date of issuance and have an initial exercise price of $0.60. The Warrants will expire twenty four months from the date of issuance. Each of the Notes bears interest at a rate of 10% per annum compounding daily. All outstanding principal and accrued interest on the Notes will become due and payable eighteen (18) months after the issuance date. Each of the Note includes an original issue discount of $100,000.00 along with $4,000.00 for Purchasers’ fees, costs and other transaction expenses incurred in connection with the purchase and sale of the Notes. The Company may prepay all or a portion of the Note at any time by paying 120% of the outstanding balance elected for pre-payment. Each of the Purchasers can convert his or her Note at any time after the six-month anniversary of the issuance date at a conversion price of the lower of (i) $0.50 or (ii) 80% of the lowest daily volume-weighted average price in the 20 trading days prior to the date on which the conversion price is measured (the “Market Price”). In addition, the Purchasers agreed that in any given calendar week (being from Sunday to Saturday of that week), the number of Ordinary Shares sold by it in the open market will not be more than fifteen percent (15%) of the weekly trading volume for the Ordinary Shares during such week. The Notes, the Ordinary Shares underlying the Notes, the Warrants, and Ordinary Shares issuable upon exercise of the Warrants, are exempt from the registration requirements of the Securities Act, pursuant to Section 4(a)(2) of the Securities Act and/or Regulation D.